Revenues from Contracts with Customers - Balances from Contracts with Customers in Fee Business (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2021	Mar. 31, 2021
Contract with Customer, Asset and Liability [Abstract]
Trade Notes, Accounts and Other Receivable	¥ 194,189	¥ 180,828
Contract assets (Included in Other Assets)	14,702	6,558
Contract liabilities (Included in Other Liabilities)	¥ 35,107	¥ 40,436